Income Taxes (Details) ¥ in Millions, $ in Millions		12 Months Ended
	Mar. 21, 2018 HKD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2021 CNY (¥)	Jun. 30, 2023 USD ($)
Income Taxes (Details) [Line Items]
Profits tax rates (in Dollars) | $	$ 2
Tax percentage	8.25%
Taxed percentage	16.50%
Accounting standards rate		25.00%
Taxable income (in Yuan Renminbi)		¥ 1		¥ 3
Decreased current income taxes (in Dollars) | $
Net income per share (in Dollars per share) | $ / shares
Minimum [Member]
Income Taxes (Details) [Line Items]
Taxable income (in Yuan Renminbi)		¥ 1
Preferential tax rate		5.00%
Maximum [Member]
Income Taxes (Details) [Line Items]
Taxable income (in Yuan Renminbi)		¥ 3
Preferential tax rate		10.00%